Bank Premises and Equipment (Future Minimum Rental Payments) (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Abstract]
2017 Lease obligation	$ 1,121
2018 Lease obligation	1,115
2019 Lease obligation	1,116
2020 Lease obligation	793
2021 Lease obligation	582
Lease obligation thereafter	5,666
Lease obligation	10,393
2017 Sublease rental income	74
2018 Sublease rental income	79
2019 Sublease rental income	81
2020 Sublease rental income	81
2021 Sublease rental income	20
Sublease rental income	335
2017 Net rental expense	1,047
2018 Net rental expense	1,036
2019 Net rental expense	1,035
2020 Net rental expense	712
2021 Net rental expense	562
2021 Net rental thereafter	5,666
Net rental expense	$ 10,058